Stock-based compensation (Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Closing stock price (in dollars per share)	$ 135.75
Options outstanding
Number of options (in shares) | shares	3.1
Weighted-average years to expiration	5 years 10 months 24 days
Weighted-average exercise price (in dollars per share)	$ 141.35
Aggregate intrinsic value | $	$ 19
Options exercisable
Number of options (in shares) | shares	1.8
Weighted-average exercise price (in dollars per share)	$ 134.32
Aggregate intrinsic value | $	$ 19
Weighted-average years to expiration of options exercisable	4 years 7 months 6 days
Range of Exercise Prices 1
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 74.18
Ceiling of exercise price range (in dollars per share)	$ 120.00
Options outstanding
Number of options (in shares) | shares	0.5
Weighted-average years to expiration	2 years 2 months 12 days
Weighted-average exercise price (in dollars per share)	$ 103.61
Aggregate intrinsic value | $	$ 16
Options exercisable
Number of options (in shares) | shares	0.5
Weighted-average exercise price (in dollars per share)	$ 103.61
Aggregate intrinsic value | $	$ 16
Range of Exercise Prices 2
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 120.01
Ceiling of exercise price range (in dollars per share)	$ 135.00
Options outstanding
Number of options (in shares) | shares	0.5
Weighted-average years to expiration	4 years 6 months
Weighted-average exercise price (in dollars per share)	$ 129.73
Aggregate intrinsic value | $	$ 3
Options exercisable
Number of options (in shares) | shares	0.4
Weighted-average exercise price (in dollars per share)	$ 129.45
Aggregate intrinsic value | $	$ 3
Range of Exercise Prices 3
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 135.01
Ceiling of exercise price range (in dollars per share)	$ 150.00
Options outstanding
Number of options (in shares) | shares	0.8
Weighted-average years to expiration	7 years 6 months
Weighted-average exercise price (in dollars per share)	$ 140.22
Aggregate intrinsic value | $	$ 0
Options exercisable
Number of options (in shares) | shares	0.3
Weighted-average exercise price (in dollars per share)	$ 143.13
Aggregate intrinsic value | $	$ 0
Range of Exercise Prices 4
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 150.01
Ceiling of exercise price range (in dollars per share)	$ 165.00
Options outstanding
Number of options (in shares) | shares	0.8
Weighted-average years to expiration	6 years 8 months 12 days
Weighted-average exercise price (in dollars per share)	$ 159.12
Aggregate intrinsic value | $	$ 0
Options exercisable
Number of options (in shares) | shares	0.4
Weighted-average exercise price (in dollars per share)	$ 158.95
Aggregate intrinsic value | $	$ 0
Range of Exercise Prices 5
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 165.01
Ceiling of exercise price range (in dollars per share)	$ 178.52
Options outstanding
Number of options (in shares) | shares	0.5
Weighted-average years to expiration	7 years 7 months 6 days
Weighted-average exercise price (in dollars per share)	$ 169.02
Aggregate intrinsic value | $	$ 0
Options exercisable
Number of options (in shares) | shares	0.2
Weighted-average exercise price (in dollars per share)	$ 169.30
Aggregate intrinsic value | $	$ 0